Bank loans: Credit lines (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 COP ($)
Bank loans:
Credit line balance used	$ 3,389,559	$ 4,947,112
Principle amortization	(538,712)	(1,475,000)
Commissions and interests - Net	721	4,411
Short Term	687,716	889,591
Long Term	2,163,853	2,586,932
Fair value	2,823,710	3,402,199
Mexico
Bank loans:
Credit line balance used	2,525,000	4,000,000
Principal amortization	(100,000)	(1,475,000)
Commissions and interests - Net	(1,505)	(2,026)
Short Term	685,490	883,153
Long Term	1,738,005	1,639,821
Fair value	2,499,259	2,659,869
Colombia (Airplan)
Bank loans:
Credit line balance used	864,559	947,112	$ 67,897,170	$ 167,897,170
Principal amortization	(438,712)
Commissions and interests - Net	2,226	6,437
Short Term	2,226	6,438
Long Term	425,848	947,111
Fair value	324,451	742,330
Santander, S. A. | Mexico
Bank loans:
Credit line balance used	675,000	2,000,000
Principal amortization		(1,325,000)
Commissions and interests - Net	180	(2,457)
Short Term	675,180	672,543
Fair value	695,344	697,731
BBVA Bancomer, S. A. | Mexico
Bank loans:
Credit line balance used	1,850,000	2,000,000
Principal amortization	(100,000)	(150,000)
Commissions and interests - Net	(1,685)	431
Short Term	10,310	210,610
Long Term	1,738,005	1,639,821
Fair value	1,803,915	1,962,138
Bancolombia, S. A. | Colombia (Airplan)
Bank loans:
Credit line balance used	294,742	322,882	23,148,166	57,238,256
Principal amortization	(149,557)
Commissions and interests - Net	760	2,196
Short Term	760	2,196
Long Term	145,184	322,881
Fair value	110,615	253,069
Banco Ita CorpBanca Colombia S.A. | Colombia (Airplan)
Bank loans:
Credit line balance used	200,423	219,560	15,740,196	38,922,014
Principal amortization	(101,701)
Commissions and interests - Net	516	1,492
Short Term	516	1,492
Long Term	98,722	219,558
Fair value	75,216	172,087
Banco Davivienda, S. A. | Colombia (Airplan)
Bank loans:
Credit line balance used	176,844	193,729	13,888,400	34,342,946
Principal amortization	(89,737)
Commissions and interests - Net	455	1,317
Short Term	455	1,317
Long Term	87,107	193,728
Fair value	66,367	151,841
Banco de Bogot, S. A. | Colombia (Airplan)
Bank loans:
Credit line balance used	88,412	96,857	6,942,087	17,170,178
Principal amortization	(44,872)
Commissions and interests - Net	228	658
Short Term	228	658
Long Term	43,541	96,858
Fair value	33,173	75,917
Banco de Occidente, S. A. | Colombia (Airplan)
Bank loans:
Credit line balance used	72,700	79,642	5,709,271	14,118,362
Principal amortization	(36,892)
Commissions and interests - Net	187	541
Short Term	187	541
Long Term	35,808	79,643
Fair value	27,282	62,422
Banco AV Villas, S. A. | Colombia (Airplan)
Bank loans:
Credit line balance used	15,719	17,221	1,234,525	3,052,707
Principal amortization	(7,977)
Commissions and interests - Net	40	116
Short Term	40	117
Long Term	7,743	17,222
Fair value	5,899	13,497
Servicios Financieros, S. A. | Colombia (Airplan)
Bank loans:
Credit line balance used	15,719	17,221	$ 1,234,525	$ 3,052,707
Principal amortization	(7,977)
Commissions and interests - Net	40	117
Short Term	40	117
Long Term	7,743	17,221
Fair value	$ 5,899	$ 13,497